Segment Information - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue from Major Customer	R$ 20,437,835	R$ 20,611,409	R$ 16,834,768
Major Customers [member]
Disclosure of operating segments [line items]
Revenue from Major Customer	R$ 2,939,945	R$ 773,286	R$ 912,943